Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 12,942,657	$ 10,270,988
Revenue from Sales of Injection Molding Machine-Dedicated Manipulator Arms and Installation and Warranty Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	4,974,047	4,373,031
Revenue from Sales of Accessories of Manipulator Arms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	398,360	386,603
Revenue from Sales of Raw Materials and Scraps [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	4,203,078	5,469,831
Revenue from Installation Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	6,528	41,523
Revenue from New Energy Sector-Focused Products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 3,360,644